UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-07739

Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

Harding, Loevner Funds, Inc.

For use only when proceeded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2012 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011 and held for the entire six month period from November 1, 2011 to April 30, 2012.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annual Expense Ratio	Expenses Paid During Period* (November 1, 2011 to April 30, 2012)
Global Equity Portfolio—Institutional Class
Actual	$1,000.00	$1,105.10	0.95%	$4.97
Hypothetical (5% annual return before expenses)	1,000.00	1,020.14	0.95%	4.77
Global Equity Portfolio—Advisor Class
Actual	1,000.00	1,103.80	1.20%	6.28
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.20%	6.02
International Equity Portfolio—Institutional Class
Actual	1,000.00	1,061.30	0.85%	4.36
Hypothetical (5% annual return before expenses)	1,000.00	1,020.64	0.85%	4.27
International Equity Portfolio—Investor Class
Actual	1,000.00	1,058.50	1.25%	6.40
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	1.25%	6.27
International Small Companies Portfolio—Institutional Class
Actual	1,000.00	1,099.30	1.50%	7.83
Hypothetical (5% annual return before expenses)	1,000.00	1,017.40	1.50%	7.52
International Small Companies Portfolio—Investor Class
Actual	1,000.00	1,099.00	1.75%	9.13
Hypothetical (5% annual return before expenses)	1,000.00	1,016.16	1.75%	8.77
Institutional Emerging Markets Portfolio
Actual	1,000.00	1,086.90	1.30%	6.75
Hypothetical (5% annual return before expenses)	1,000.00	1,018.40	1.30%	6.52
Emerging Markets Portfolio—Advisor Class
Actual	1,000.00	1,080.80	1.53%	7.92
Hypothetical (5% annual return before expenses)	1,000.00	1,017.26	1.53%	7.67
Frontier Emerging Markets Portfolio—Institutional Class
Actual	1,000.00	1,046.40	1.92%	9.77
Hypothetical (5% annual return before expenses)	1,000.00	1,015.32	1.92%	9.62
Frontier Emerging Markets Portfolio—Investor Class
Actual	1,000.00	1,045.10	2.25%	11.44
Hypothetical (5% annual return before expenses)	1,000.00	1,013.67	2.25%	11.27

*

Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited)

Industry	Percentage of Net Assets

Auto Components	0.2%
Beverages	1.1
Capital Markets	1.0
Chemicals	6.2
Commercial Banks	13.4
Communications Equipment	2.5
Computers & Peripherals	4.7
Distributors	2.0
Diversified Financial Services	1.9
Electrical Equipment	2.4
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	2.2
Food Products	3.8
Health Care Equipment & Supplies	3.2
Health Care Technology	1.0
Hotels, Restaurants & Leisure	1.1
Household Products	5.7
Industrial Conglomerates	1.1
Internet & Catalog Retail	1.4
Internet Software & Services	5.5
IT Services	2.8
Life Sciences Tools & Services	1.8
Machinery	2.6
Marine	0.9
Media	1.2
Mutual Funds	4.2
Oil, Gas & Consumable Fuels	3.3
Personal Products	1.0
Pharmaceuticals	2.9
Software	7.3
Specialty Retail	3.4
Textiles, Apparel & Luxury Goods	4.3
Transportation Infrastructure	0.8
Wireless Telecommunication Services	1.8

Total Investments	99.8
Other Assets Less Liabilities	0.2

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Common Stocks - 95.6%

Australia - 1.3%
Cochlear Ltd. (Health Care Equipment & Supplies)†	49,378	$3,366,295

Austria - 1.1%
Erste Group Bank AG (Commercial Banks)†	126,940	2,921,256

Bermuda - 1.0%
Lazard Ltd., Class A (Capital Markets)	90,700	2,495,157

China - 2.1%
Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)†	1,571,000	1,549,860
China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)†	616,241	1,984,598
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Health Care Equipment & Supplies)†	1,714,000	1,973,121

		5,507,579

France - 4.3%
Air Liquide SA (Chemicals)†	29,237	3,763,646
Dassault Systemes SA (Software)†	49,850	4,839,723
L’Oreal SA (Personal Products)†	20,710	2,490,713

		11,094,082

Germany - 1.1%
Qiagen NV (Nasdaq Exchange) (Life Sciences Tools & Services)*	76,600	1,281,518
Qiagen NV (Xetra Exchange) (Life Sciences Tools & Services)†	86,078	1,423,289

		2,704,807

Hong Kong - 2.0%
Li & Fung Ltd. (Distributors)†	2,397,600	5,107,759

India - 2.2%
HDFC Bank Ltd. - ADR (Commercial Banks)	81,300	2,791,029
ICICI Bank Ltd. - Sponsored ADR (Commercial Banks)	81,200	2,751,868

		5,542,897

Indonesia - 0.9%
Bank Central Asia Tbk PT (Commercial Banks)†	2,522,500	2,192,722

Japan - 9.0%
ABC-Mart Inc. (Specialty Retail)†	60,900	2,218,366
FANUC Corp. (Machinery)†	38,900	6,607,098
Keyence Corp. (Electronic Equipment, Instruments & Components)†	12,196	2,874,450
M3 Inc. (Health Care Technology)†	570	2,652,669
Stanley Electric Co., Ltd. (Auto Components)†	41,000	626,578
Unicharm Corp. (Household Products)†	145,100	8,107,198

		23,086,359

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Mexico - 2.0%
America Movil SAB de CV, Class L - ADR (Wireless Telecommunication Services)	79,800	$2,126,670
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)*	27,700	2,934,815

		5,061,485

Russia - 1.0%
Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)†	217,600	2,509,002

South Africa - 0.9%
Sasol Ltd. (Oil, Gas & Consumable Fuels)†	50,230	2,386,247

Spain - 1.0%
Inditex SA (Specialty Retail)†	29,800	2,689,562

Sweden - 1.0%
Millicom International Cellular SA - SDR (Wireless Telecommunication Services)†	23,800	2,530,202

Switzerland - 7.7%
Kuehne & Nagel International AG, Reg S (Marine)†	19,430	2,362,156
Lonza Group AG, Reg S (Life Sciences Tools & Services)*†	42,600	1,921,406
Nestle SA - Sponsored ADR, Reg S (Food Products)	115,055	7,034,463
Novartis AG, Reg S (Pharmaceuticals)†	43,320	2,388,417
Sonova Holding AG, Reg S (Health Care Equipment & Supplies)*†	26,880	2,968,078
Swatch Group AG, Bearer (Textiles, Apparel & Luxury Goods)†	6,630	3,059,297

		19,733,817

Turkey - 1.2%
Turkiye Garanti Bankasi AS - ADR (Commercial Banks)*	814,200	2,971,830

United Kingdom - 4.5%
Shire PLC (Pharmaceuticals)†	71,500	2,331,644
Standard Chartered plc (Commercial Banks)†	253,700	6,203,501
WPP plc (Media)†	228,470	3,091,476

		11,626,621

United States - 51.3%
3M Co. (Industrial Conglomerates)	30,870	2,758,543
Abbott Laboratories (Pharmaceuticals)	42,980	2,667,339
Amazon.com Inc. (Internet & Catalog Retail)*	15,425	3,577,057
Apple Inc. (Computers & Peripherals)*	8,650	5,053,676
Bunge Ltd. (Food Products)	43,470	2,803,815
Cisco Systems Inc. (Communications Equipment)	139,915	2,819,287
Citrix Systems Inc. (Software)*	68,160	5,835,178
Coach Inc. (Textiles, Apparel & Luxury Goods)	47,600	3,482,416
Cognizant Technology Solutions Corp., Class A (IT Services)*	33,700	2,470,884
Colgate-Palmolive Co. (Household Products)	42,450	4,200,003
eBay Inc. (Internet Software & Services)*	187,200	7,684,560

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

United States - 51.3% - (continued)
EMC Corp. (Computers & Peripherals)*	245,550	$6,926,965
Emerson Electric Co. (Electrical Equipment)	116,770	6,135,096
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	40,490	3,495,906
F5 Networks Inc. (Communications Equipment)*	26,200	3,508,966
First Republic Bank (Commercial Banks)*	79,960	2,641,079
Google Inc., Class A (Internet Software & Services)*	10,407	6,298,629
Informatica Corp. (Software)*	55,300	2,544,906
JPMorgan Chase & Co. (Diversified Financial Services)	112,500	4,835,250
Lululemon Athletica Inc. (Textiles, Apparel & Luxury Goods)*	40,700	3,017,498
McDonald’s Corp. (Hotels, Restaurants & Leisure)	29,800	2,904,010
Microsoft Corp. (Software)	167,000	5,347,340
Monsanto Co. (Chemicals)	45,400	3,458,572
Praxair Inc. (Chemicals)	29,920	3,461,744
Procter & Gamble Co. (Household Products)	36,000	2,291,040
Schlumberger Ltd. (Energy Equipment & Services)	75,590	5,604,243
Sigma-Aldrich Corp. (Chemicals)	74,400	5,274,960
Staples Inc. (Specialty Retail)	250,000	3,850,000
SVB Financial Group (Commercial Banks)*	41,500	2,659,735
Teradata Corp. (IT Services)*	65,800	4,591,524
Wells Fargo & Co. (Commercial Banks)	271,360	9,071,565

		131,271,786

Total Common Stocks (Cost $196,814,220)		244,799,465

Cash Equivalent - 4.2%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	10,671,846	10,671,846

Total Cash Equivalent (Cost $10,671,846)		10,671,846

Total Investments - 99.8% (Cost $ 207,486,066)		$255,471,311

Summary of Abbreviations

ADR	American Depository Receipt
SDR	Swedish Depository Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

Value

Other Assets, Net of Liabilities - 0.2%
Dividends and interest receivable	$515,457
Foreign currency (cost $2,660)	3,088
Receivable for Fund shares sold	203,024
Tax reclaim receivable	151,719
Prepaid expenses	51,669
Payable to Investment Adviser	(195,954)
Payable for Fund shares redeemed	(44,068)
Other liabilities	(78,709)

606,226

Net Assets - 100%
Institutional Class
Applicable to 7,442,296 outstanding $.001 par value shares (authorized 200,000,000 shares)	$189,507,610

Net Asset Value, Offering Price and Redemption Price Per Share	$25.46

Advisor Class
Applicable to 2,613,888 outstanding $.001 par value shares (authorized 200,000,000 shares)	$66,569,927

Net Asset Value, Offering Price and Redemption Price Per Share	$25.47

Components of Net Assets as of April 30, 2012 were as follows:
Paid-in capital	$209,312,038
Accumulated undistributed net investment income	537,574
Accumulated net realized loss from investment transactions	(1,769,826)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	47,997,751

$256,077,537

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited)

Industry	Percentage of Net Assets

Auto Components	2.1%
Beverages	1.1
Biotechnology	1.3
Chemicals	3.1
Commercial Banks	9.4
Construction & Engineering	1.2
Distributors	3.6
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	3.2
Food & Staples Retailing	2.2
Food Products	5.7
Health Care Equipment & Supplies	4.1
Health Care Providers & Services	2.6
Health Care Technology	1.1
Hotels, Restaurants & Leisure	0.8
Household Products	2.6
Insurance	4.2
Life Sciences Tools & Services	1.9
Machinery	4.6
Media	2.7
Mutual Funds	5.1
Oil, Gas & Consumable Fuels	7.3
Personal Products	2.1
Pharmaceuticals	3.5
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	6.5
Software	5.9
Textiles, Apparel & Luxury Goods	2.7
Trading Companies & Distributors	1.1
Wireless Telecommunication Services	3.0

Total Investments	101.4
Liabilities Less Other Assets	(1.4)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Common Stocks - 93.1%

Australia - 2.8%
Cochlear Ltd. (Health Care Equipment & Supplies)†	362,311	$24,700,183
CSL Ltd. (Biotechnology)†	550,500	20,977,343

		45,677,526

Austria - 1.1%
Erste Group Bank AG (Commercial Banks)†	757,320	17,428,121

Belgium - 1.1%
Anheuser-Busch InBev NV - Sponsored ADR (Beverages)	242,820	17,633,588

Brazil - 0.3%
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	206,088	4,851,311

Canada - 3.5%
Canadian National Railway Co. (Road & Rail)	349,900	29,839,472
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	593,590	27,655,358

		57,494,830

Finland - 1.2%
Nokian Renkaat oyj (Auto Components)†	429,600	20,361,000

France - 11.8%
Air Liquide SA (Chemicals)†	399,382	51,411,999
Dassault Systemes SA (Software)†	555,300	53,911,693
L’Oreal SA (Personal Products)†	293,270	35,270,471
LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)†	125,080	20,731,472
Schneider Electric SA (Electrical Equipment)*†	572,400	35,177,950

		196,503,585

Germany - 8.5%
Allianz SE, Reg S (Insurance)†	318,900	35,538,814
Fresenius SE & Co. KGaA (Health Care Providers & Services)†	429,068	42,830,446
Qiagen NV (Life Sciences Tools & Services)*†	1,090,170	18,025,831
SAP AG - Sponsored ADR (Software)	675,260	44,762,985

		141,158,076

Hong Kong - 6.5%
AIA Group Ltd. (Insurance)†	9,438,000	33,411,599
Li & Fung Ltd. (Distributors)†	28,004,400	59,659,543
Xinyi Glass Holdings Ltd. (Auto Components)†	23,434,000	15,095,964

		108,167,106

India - 1.1%
ICICI Bank Ltd. - Sponsored ADR (Commercial Banks)	541,200	18,341,268

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Japan - 12.8%
FANUC Corp. (Machinery)†	293,600	$49,867,454
Hoya Corp. (Electronic Equipment, Instruments & Components)†	1,148,000	26,399,185
JGC Corp. (Construction & Engineering)†	684,000	19,794,439
Jupiter Telecommunications Co., Ltd. (Media)†	2,221	2,351,711
Keyence Corp. (Electronic Equipment, Instruments & Components)†	82,882	19,534,170
M3 Inc. (Health Care Technology)†	3,821	17,782,191
MISUMI Group Inc. (Trading Companies & Distributors)†	780,800	18,241,306
Sysmex Corp. (Health Care Equipment & Supplies)†	376,300	15,122,505
Unicharm Corp. (Household Products)†	773,300	43,206,727

		212,299,688

Mexico - 3.0%
America Movil SAB de CV, Series L - ADR (Wireless Telecommunication Services)	1,249,900	33,309,835
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Food & Staples Retailing)	591,740	16,894,177

		50,204,012

Poland - 0.7%
Bank Pekao SA - GDR, Reg S (Commercial Banks)#†	250,380	11,807,145

Russia - 0.9%
Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)†	1,265,840	14,595,567

Singapore - 0.9%
DBS Group Holdings Ltd. (Commercial Banks)†	1,323,083	14,898,219

South Africa - 2.1%
MTN Group Ltd. (Wireless Telecommunication Services)†	912,200	15,942,052
Sasol Ltd. (Oil, Gas & Consumable Fuels)†	410,841	19,517,581

		35,459,633

South Korea - 1.3%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	35,820	21,865,841

Sweden - 1.6%
Atlas Copco AB, Class A (Machinery)†	1,131,600	26,943,266

Switzerland - 11.0%
Lonza Group AG, Reg S (Life Sciences Tools & Services)*†	301,100	13,580,643
Nestle SA - Sponsored ADR, Reg S (Food Products)	950,250	58,098,286
Novartis AG - ADR (Pharmaceuticals)	327,260	18,054,934
Roche Holding AG, Genusschein (Pharmaceuticals)†	219,350	40,077,965
Sonova Holding AG, Reg S (Health Care Equipment & Supplies)*†	262,200	28,952,008
Swatch Group AG, Bearer (Textiles, Apparel & Luxury Goods)†	52,980	24,446,694

		183,210,530

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	7,443,125	$21,989,110

Turkey - 1.7%
Turkiye Garanti Bankasi AS - ADR (Commercial Banks)*	7,806,000	28,491,900

United Kingdom - 12.8%
ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	5,320,800	45,065,617
BG Group plc (Oil, Gas & Consumable Fuels)†	1,607,980	37,869,975
Standard Chartered plc (Commercial Banks)†	1,987,110	48,589,040
TESCO plc (Food & Staples Retailing)†	3,864,610	19,899,378
Unilever plc (Food Products)†	539,725	18,414,805
WPP plc (Media)†	3,079,020	41,662,873

		211,501,688

United States - 5.1%
Bunge Ltd. (Food Products)	271,180	17,491,110
Carnival Corp. (Hotels, Restaurants & Leisure)	385,100	12,511,899
Schlumberger Ltd. (Energy Equipment & Services)	724,500	53,714,430

		83,717,439

Total Common Stocks (Cost $1,379,465,805)		1,544,600,449

Preferred Stocks - 3.2%

Brazil - 2.0%
Itau Unibanco Holding SA - ADR (Commercial Banks)	1,082,600	16,985,994
Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	714,500	15,833,320

		32,819,314

South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	53,390	19,307,311

Total Preferred Stocks (Cost $57,121,694)		52,126,625

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Cash Equivalent - 5.1%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	84,981,154	$84,981,154

Total Cash Equivalent (Cost $84,981,154)		84,981,154

Total Investments - 101.4% (Cost $1,521,568,653)		$1,681,708,228

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

Value

Liabilities, Net of Other Assets - (1.4)%
Dividends and interest receivable	$6,879,959
Foreign currency (cost $28,790)	29,072
Receivable for securities sold	2,165,275
Receivable for Fund shares sold	8,161,468
Tax reclaim receivable	1,462,817
Prepaid expenses	115,600
Payable to Investment Adviser	(977,703)
Payable for securities purchased	(37,337,279)
Payable for Fund shares redeemed	(2,718,300)
Payable for distribution fees	(306,903)
Other liabilities	(311,539)

(22,837,533)

Net Assets - 100%
Institutional Class
Applicable to 95,839,575 outstanding $.001 par value shares (authorized 200,000,000 shares)	$1,413,687,083

Net Asset Value, Offering Price and Redemption Price Per Share	$14.75

Investor Class
Applicable to 16,658,868 outstanding $.001 par value shares (authorized 200,000,000 shares)	$245,183,612

Net Asset Value, Offering Price and Redemption Price Per Share	$14.72

Components of Net Assets as of April 30, 2012 were as follows:
Paid-in-capital	$1,504,614,756
Accumulated undistributed net investment income	7,399,062
Accumulated net realized loss from investment transactions	(13,361,648)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	160,218,525

$1,658,870,695

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2012 (unaudited)

Industry	Percentage of Net Assets

Air Freight & Logistics	1.2%
Beverages	1.3
Capital Markets	2.5
Chemicals	4.3
Commercial Banks	6.0
Commercial Services & Supplies	3.4
Construction & Engineering	2.0
Diversified Telecommunication Services	1.7
Electrical Equipment	2.8
Electronic Equipment, Instruments & Components	7.2
Food & Staples Retailing	1.3
Food Products	11.1
Gas Utilities	1.3
Health Care Equipment & Supplies	5.9
Health Care Providers & Services	3.1
Household Products	3.4
Insurance	1.4
Internet Software & Services	1.4
Leisure Equipment & Products	1.0
Life Sciences Tools & Services	1.2
Machinery	11.8
Media	3.1
Metals & Mining	1.9
Mutual Funds	1.2
Pharmaceuticals	3.8
Professional Services	3.1
Semiconductors & Semiconductor Equipment	1.8
Software	1.9
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	1.2
Trading Companies & Distributors	2.5
Transportation Infrastructure	1.0
Wireless Telecommunication Services	1.6

Total Investments	99.8
Other Assets Less Liabilities	0.2

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Common Stocks - 96.8%

Australia - 7.9%
Bank of Queensland Ltd. (Commercial Banks)†	110,489	$855,588
Bradken Ltd. (Machinery)†	98,200	754,511
Imdex Ltd. (Metals & Mining)†	444,333	1,159,779
SAI Global Ltd. (Professional Services)†	178,897	975,244
TPG Telecom Ltd. (Diversified Telecommunication Services)†	555,100	1,046,353

		4,791,475

Austria - 1.5%
BWT AG (Commercial Services & Supplies)†	17,386	304,950
Semperit AG Holding (Machinery)†	14,330	616,405

		921,355

Brazil - 1.2%
Fleury SA (Health Care Providers & Services)	58,200	749,884

Canada - 1.5%
Laurentian Bank of Canada (Commercial Banks)	20,700	922,616

China - 4.4%
Dalian Refrigeration Co., Ltd., Class B (Machinery)†	644,836	409,037
Vinda International Holdings Ltd. (Household Products)†	618,000	1,098,333
Wasion Group Holdings Ltd. (Electronic Equipment, Instruments & Components)†	1,366,000	574,195
Yip’s Chemical Holdings Ltd. (Chemicals)†	744,000	583,959

		2,665,524

Denmark - 1.4%
NKT Holding A/S (Machinery)†	11,350	553,193
Topsil Semiconductor Materials (Semiconductors & Semiconductor Equipment)*†	3,948,280	316,172

		869,365

Finland - 1.7%
Vacon plc (Electrical Equipment)†	12,177	638,088
Vaisala oyj, Class A (Electronic Equipment, Instruments & Components)†	18,233	387,334

		1,025,422

France - 5.1%
Ingenico (Electronic Equipment, Instruments & Components)†	16,200	851,906
Rubis (Gas Utilities)†	14,582	793,373
Touax SA (Transportation Infrastructure)†	19,800	618,561
Virbac SA (Pharmaceuticals)†	4,960	834,381

		3,098,221

Germany - 8.1%
Carl Zeiss Meditec AG - Bearer (Health Care Equipment & Supplies)†	37,970	1,056,884
Drillisch AG (Wireless Telecommunication Services)†	77,321	975,390

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Germany - 8.1% - (continued)
Gerresheimer AG (Life Sciences Tools & Services)*†	15,620	$721,436
KWS Saat AG (Food Products)†	4,895	1,306,133
Pfeiffer Vacuum Technology AG (Machinery)†	7,090	860,523

		4,920,366

Hong Kong - 3.5%
Chong Hing Bank Ltd. (Commercial Banks)†	336,000	608,800
Pico Far East Holdings Ltd. (Media)†	3,000,000	721,330
Vitasoy International Holdings Ltd. (Food Products)†	1,042,000	764,996

		2,095,126

Indonesia - 4.1%
Bank Bukopin Tbk PT (Commercial Banks)†	15,705,166	1,245,587
Wijaya Karya Persero Tbk PT (Construction & Engineering)†	11,458,500	1,220,095

		2,465,682

Ireland - 2.4%
FBD Holdings plc (Insurance)†	71,566	824,202
Grafton Group plc (Trading Companies & Distributors)†	148,000	654,335

		1,478,537

Italy - 2.2%
Cembre S.p.A. (Electrical Equipment)†	68,617	547,015
MARR S.p.A. (Food & Staples Retailing)†	72,063	779,927

		1,326,942

Japan - 10.7%
Asahi Diamond Industrial Co., Ltd. (Machinery)†	42,900	478,485
BML Inc. (Health Care Providers & Services)†	18,600	468,686
C. Uyemura & Co., Ltd. (Chemicals)†	11,600	467,227
GMO internet, Inc. (Internet Software & Services)†	162,000	866,429
Lintec Corp. (Chemicals)†	35,200	682,046
Nakanishi Inc. (Health Care Equipment & Supplies)†	7,400	815,037
Pigeon Corp. (Household Products)†	23,800	951,706
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)†	75,000	961,109
Stella Chemifa Corp. (Chemicals)†	14,000	319,669
Tsumura & Co. (Pharmaceuticals)†	18,400	490,415

		6,500,809

Malaysia - 3.8%
Coastal Contracts Bhd. (Machinery)†	1,457,666	941,409
Supermax Corp. Bhd. (Health Care Equipment & Supplies)†	1,007,000	627,982
United Plantations Bhd. (Food Products)†	87,200	746,667

		2,316,058

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Netherlands - 2.1%
Brunel International NV (Professional Services)†	19,027	$891,315
KAS Bank NV - CVA (Capital Markets)†	35,138	383,750

		1,275,065

New Zealand - 0.8%
Sanford Ltd. (Food Products)†	143,153	483,052

Singapore - 4.7%
Goodpack Ltd. (Air Freight & Logistics)†	574,000	746,583
Super Group Ltd. (Food Products)†	792,000	1,213,741
Tat Hong Holdings Ltd. (Trading Companies & Distributors)†	1,020,000	866,371

		2,826,695

South Korea - 3.5%
Cheil Worldwide Inc. (Media)†	64,940	1,128,794
Han Kuk Carbon Co., Ltd. (Chemicals)†	114,300	567,337
Samwha Capacitor Co., Ltd. (Electronic Equipment, Instruments & Components)†	72,200	388,738

		2,084,869

Spain - 1.5%
Construcciones y Auxiliar de Ferrocarriles SA (Machinery)†	1,722	919,730

Sweden - 4.3%
Industrial & Financial Systems, Class B (Software)†	67,636	1,157,396
Kabe Husvagnar AB, Class B (Leisure Equipment & Products)†	33,900	585,177
Mekonomen AB (Specialty Retail)*†	27,300	873,344

		2,615,917

Switzerland - 3.3%
Huber & Suhner AG, Reg S (Electrical Equipment)†	11,200	487,524
Huegli Holding AG - Bearer (Food Products)†	1,130	753,298
LEM Holding SA, Reg S (Electronic Equipment, Instruments & Components)†	1,386	740,652

		1,981,474

Taiwan - 4.0%
Nak Sealing Technologies Corp. (Machinery)†	535,000	909,557
Taiwan Paiho Ltd. (Textiles, Apparel & Luxury Goods)†	1,007,559	722,681
Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	281,011	769,915

		2,402,153

Thailand - 1.2%
Khon Kaen Sugar Industry pcl (Food Products)†	1,650,100	713,652

United Kingdom - 11.9%
Britvic plc (Beverages)†	127,500	790,599
Domino Printing Sciences plc (Electronic Equipment, Instruments & Components)†	81,100	787,967

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

United Kingdom - 11.9% - (continued)
Gooch & Housego plc (Electronic Equipment, Instruments & Components)†	96,600	$639,084
Greggs plc (Food Products)†	89,000	724,440
Morgan Crucible Co. plc (Machinery)†	137,200	723,244
PayPoint plc (Commercial Services & Supplies)†	100,205	1,039,953
Rathbone Brothers plc (Capital Markets)†	51,830	1,113,347
RPS Group plc (Commercial Services & Supplies)†	185,860	714,004
Synergy Health plc (Health Care Providers & Services)†	50,013	674,629

		7,207,267

Total Common Stocks (Cost $55,760,275)		58,657,256

Preferred Stocks - 1.8%

Germany - 1.8%
Draegerwerk AG & Co. KGaA (Health Care Equipment & Supplies)†	9,317	1,048,390

Total Preferred Stocks (Cost $793,761)		1,048,390

Warrants - 0.0%

Malaysia - 0.0%
Coastal Contracts Bhd., Expires 7/18/16 (Machinery)*	115,333	16,196

Total Warrants (Cost $—)		16,196

Cash Equivalent - 1.2%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	742,360	742,360

Total Cash Equivalent (Cost $742,360)		742,360

Total Investments - 99.8% (Cost $ 57,296,396)		$60,464,202

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

Value

Other Assets, Net of Liabilities - 0.2%
Dividends and interest receivable	$156,851
Foreign currency (cost $ 8,154)	8,276
Receivable for Fund shares sold	29,000
Tax reclaim receivable	45,399
Prepaid expenses	20,805
Payable to Investment Adviser	(60,641)
Payable for Fund shares redeemed	(4,388)
Payable for distribution fees	(2,497)
Payable for capital gains tax	(3,667)
Other liabilities	(57,415)

131,723

Net Assets - 100%
Institutional Class
Applicable to 2,662,721 outstanding $.001 par value shares (authorized 200,000,000 shares)	$30,546,738

Net Asset Value, Offering Price and Redemption Price Per Share	$11.47

Investor Class
Applicable to 2,620,650 outstanding $.001 par value shares (authorized 200,000,000 shares)	$30,049,187

Net Asset Value, Offering Price and Redemption Price Per Share	$11.47

Components of Net Assets as of April 30, 2012 were as follows:
Paid-in capital	$57,557,857
Accumulated undistributed net investment income	130,818
Accumulated net realized loss from investment transactions	(261,690)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	3,168,940

$60,595,925

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited)

Industry	Percentage of Net Assets

Airlines	1.3%
Auto Components	0.9
Automobiles	2.2
Beverages	6.7
Chemicals	1.4
Commercial Banks	19.2
Commercial Services & Supplies	0.7
Computers & Peripherals	0.3
Construction & Engineering	0.8
Construction Materials	3.4
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	1.0
Food & Staples Retailing	0.5
Food Products	0.7
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.9
Household Durables	1.8
Industrial Conglomerates	1.3
Insurance	2.6
Internet Software & Services	3.2
IT Services	1.3
Machinery	1.5
Metals & Mining	2.4
Mutual Funds	4.0
Oil, Gas & Consumable Fuels	11.9
Personal Products	4.3
Pharmaceuticals	2.8
Professional Services	0.7
Semiconductors & Semiconductor Equipment	8.7
Textiles, Apparel & Luxury Goods	0.6
Transportation Infrastructure	3.0
Wireless Telecommunication Services	6.6

Total Investments	100.3
Liabilities Less Other Assets	(0.3)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Common Stocks - 81.1%

Brazil - 4.7%
Banco Bradesco SA - ADR (Commercial Banks)	392,078	$6,285,010
Natura Cosmeticos SA (Personal Products)	94,300	2,164,376
Odontoprev SA (Health Care Providers & Services)	668,000	3,564,022
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	47,646	1,121,587
Redecard SA (IT Services)	294,300	4,956,079

		18,091,074

Chile - 2.5%
Banco Santander Chile - ADR (Commercial Banks)	54,026	4,419,867
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	91,800	5,351,022

		9,770,889

China - 14.2%
51job Inc. - ADR (Professional Services)*	43,100	2,617,032
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)*†	1,154,000	3,848,019
Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)†	2,217,000	2,187,168
Baidu Inc. - Sponsored ADR (Internet Software & Services)*	42,700	5,666,290
China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)†	1,529,515	4,925,788
China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	109,100	6,037,594
CNOOC Ltd. - ADR (Oil, Gas & Consumable Fuels)	30,700	6,497,655
Hengan International Group Co., Ltd. (Personal Products)†	709,500	7,490,232
Jiangsu Expressway Co., Ltd., Class H (Transportation Infrastructure)*†	2,894,000	2,839,646
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Health Care Equipment & Supplies)†	3,334,000	3,838,030
Tencent Holdings Ltd. (Internet Software & Services)†	222,600	6,967,187
Wumart Stores Inc., Class H (Food & Staples Retailing)†	866,000	1,997,001

		54,911,642

Colombia - 2.3%
BanColombia SA - Sponsored ADR (Commercial Banks)	29,920	2,029,474
Ecopetrol SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	107,400	6,948,780

		8,978,254

Egypt - 0.8%
Orascom Construction Industries - GDR, (London Stock Exchange) (Construction & Engineering)†	67,800	2,989,813
Orascom Construction Industries - GDR, (OTC US) (Construction & Engineering)†	4,300	189,178

		3,178,991

Hong Kong - 2.4%
AIA Group Ltd. (Insurance)†	1,628,000	5,763,306
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	274,400	3,711,956

		9,475,262

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)†	12,000	$2,070,936

India - 5.3%
Ambuja Cements Ltd. (Construction Materials)†	1,821,100	5,192,480
Axis Bank Ltd. (Commercial Banks)†	234,700	4,904,869
Bajaj Auto Ltd. (Automobiles)†	102,000	3,135,170
Dabur India Ltd. (Personal Products)†	1,554,000	3,295,890
HDFC Bank Ltd. - ADR (Commercial Banks)	113,815	3,907,268

		20,435,677

Indonesia - 5.1%
Astra International Tbk PT (Automobiles)†	692,500	5,332,254
Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)†	9,038,000	6,529,707
Semen Gresik Persero Tbk PT (Construction Materials)†	3,289,100	4,340,567
United Tractors Tbk PT (Machinery)†	1,060,500	3,401,075

		19,603,603

Ireland - 1.0%
Dragon Oil PLC (Oil, Gas & Consumable Fuels)†	410,000	3,900,742

Italy - 1.0%
Tenaris SA - ADR (Energy Equipment & Services)	95,760	3,752,835

Malaysia - 0.9%
Axiata Group Bhd. (Wireless Telecommunication Services)†	2,078,700	3,645,900

Mexico - 7.5%
America Movil SAB de CV, Series L - ADR (Wireless Telecommunication Services)	351,654	9,371,579
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	52,300	5,541,185
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Beverages)	59,800	4,859,348
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation Infrastructure)	45,305	3,710,932
Grupo Financiero Banorte SAB de CV, Class O (Commercial Banks)	1,112,880	5,391,221

		28,874,265

Nigeria - 0.9%
Zenith Bank plc (Commercial Banks)	38,729,138	3,485,253

Panama - 1.4%
Copa Holdings SA, Class A (Airlines)	64,300	5,228,233

Peru - 1.5%
Credicorp Ltd. (Commercial Banks)	44,700	5,851,677

Poland - 1.7%
Bank Pekao SA (Commercial Banks)†	80,854	3,812,168

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Poland - 1.7% - (continued)
Kernel Holding SA (Food Products)*†	119,032	$2,624,822

		6,436,990

Russia - 4.4%
Gazprom OAO - Sponsored ADR (London Stock Exchange) (Oil, Gas & Consumable Fuels)†	146,000	1,683,430
Gazprom OAO - Sponsored ADR (OTC US) (Oil, Gas & Consumable Fuels)	40,000	458,800
Lukoil OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	121,578	7,458,810
Sberbank of Russia (Commercial Banks)†	744,100	2,078,950
Sberbank of Russia - Sponsored ADR (Commercial Banks)†	406,300	5,256,376

		16,936,366

South Africa - 3.9%
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)*†	257,900	4,170,293
Impala Platinum Holdings Ltd. (Metals & Mining)†	135,200	2,630,771
SABMiller plc (Beverages)†	136,800	5,720,812
Standard Bank Group Ltd. (Commercial Banks)†	185,832	2,742,449

		15,264,325

South Korea - 4.8%
Amorepacific Corp. (Personal Products)†	3,870	3,714,582
Hankook Tire Co., Ltd. (Auto Components)†	82,200	3,464,337
KB Financial Group Inc. - ADR (Commercial Banks)	58,191	1,974,421
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	8,080	4,932,328
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	23,460	4,476,540

		18,562,208

Sweden - 1.6%
Millicom International Cellular SA - SDR (Wireless Telecommunication Services)†	59,900	6,368,028

Taiwan - 5.9%
Advantech Co., Ltd. (Computers & Peripherals)†	310,000	1,048,931
Delta Electronics Inc. (Electronic Equipment, Instruments & Components)†	673,189	1,990,430
Hiwin Technologies Corp. (Machinery)†	254,000	2,381,699
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)†	2,567,048	8,059,351
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	3,142,277	9,283,181

		22,763,592

Thailand - 3.1%
PTT Exploration & Production pcl (Oil, Gas & Consumable Fuels)†	1,105,200	6,379,164
Siam Commercial Bank pcl (Commercial Banks)†	1,149,070	5,791,655

		12,170,819

Turkey - 2.5%
Arcelik AS (Household Durables)†	1,569,660	6,878,731

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Turkey - 2.5% - (continued)
Turkiye Garanti Bankasi AS (Commercial Banks)*†	766,800	$2,816,512

		9,695,243

United Kingdom - 1.2%
Hikma Pharmaceuticals plc (Pharmaceuticals)†	444,820	4,533,933

Total Common Stocks (Cost $249,841,440)		313,986,737

Preferred Stocks - 12.3%

Brazil - 7.1%
Cia de Bebidas das Americas - ADR (Beverages)	239,400	10,050,012
Itau Unibanco Holding SA - ADR (Commercial Banks)	236,195	3,705,899
Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	311,700	6,907,272
Vale SA - Sponsored ADR (Metals & Mining)	315,600	6,826,428

		27,489,611

Russia - 1.2%
AK Transneft OAO (Oil, Gas & Consumable Fuels)#†	2,479	4,623,446

South Korea - 4.0%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	43,424	15,703,328

Total Preferred Stocks (Cost $40,820,191)		47,816,385

Participation Notes - 2.9%

Qatar - 2.2%
Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Industrial Conglomerates)#^†	126,000	5,052,666
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Commercial Banks)#^†	92,370	3,384,418

		8,437,084

Saudi Arabia - 0.7%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial Services & Supplies)#^†	64,200	2,730,422

Total Participation Notes (Cost $10,712,618)		11,167,506

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Cash Equivalent - 4.0%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	15,399,157	$15,399,157

Total Cash Equivalent (Cost $15,399,157)		15,399,157

Total Investments - 100.3% (Cost $ 316,773,406)		$388,369,785

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt
SDR	Swedish Depository Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

Value

Liabilities, Net of Other Assets - (0.3)%
Dividends and interest receivable	$1,360,531
Foreign currency (cost $1,315,979)	1,330,579
Receivable for investments sold	4,905,576
Receivable for Fund shares sold	683,888
Tax reclaim receivable	21,637
Prepaid expenses	40,048
Payable to Investment Adviser	(378,466)
Payable for investments purchased	(8,874,068)
Payable for Fund shares redeemed	(113,598)
Payable for capital gains tax	(223,895)
Other liabilities	(91,290)

(1,339,058)

Net Assets - 100%
Applicable to 23,899,910 outstanding $.001 par value shares (authorized 450,000,000 shares)	$387,030,727

Net Asset Value, Offering Price and Redemption Price Per Share	$16.19

Components of Net Assets as of April 30, 2012 were as follows:
Paid-in capital	$368,563,037
Accumulated undistributed net investment income	1,642,529
Accumulated net realized loss from investment transactions	(54,755,405)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	71,580,566

$387,030,727

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited)

Industry	Percentage of Net Assets

Airlines	1.4%
Auto Components	0.9
Automobiles	2.2
Beverages	6.7
Chemicals	1.4
Commercial Banks	19.2
Commercial Services & Supplies	0.7
Computers & Peripherals	0.3
Construction & Engineering	0.8
Construction Materials	3.5
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	1.0
Food & Staples Retailing	0.5
Food Products	0.7
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.9
Household Durables	1.7
Industrial Conglomerates	1.3
Insurance	2.7
Internet Software & Services	3.2
IT Services	1.3
Machinery	1.5
Metals & Mining	2.4
Mutual Funds	4.0
Oil, Gas & Consumable Fuels	11.9
Personal Products	4.3
Pharmaceuticals	2.8
Professional Services	0.7
Semiconductors & Semiconductor Equipment	8.8
Textiles, Apparel & Luxury Goods	0.6
Transportation Infrastructure	2.9
Wireless Telecommunication Services	6.6

Total Investments	100.5
Liabilities Less Other Assets	(0.5)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Common Stocks - 83.8%

Brazil - 7.2%
Banco Bradesco SA - ADR (Commercial Banks)	1,668,202	$26,741,278
Natura Cosmeticos SA (Personal Products)	427,400	9,809,695
Odontoprev SA (Health Care Providers & Services)	2,892,000	15,429,867
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	1,205,584	28,379,447
Redecard SA (IT Services)	1,248,000	21,016,604
Vale SA - Sponsored ADR (Metals & Mining)	858,200	19,052,040

		120,428,931

Chile - 2.6%
Banco Santander Chile - ADR (Commercial Banks)	240,878	19,706,229
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	402,300	23,450,067

		43,156,296

China - 14.2%
51job Inc. - ADR (Professional Services)*	191,671	11,638,263
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)*†	4,982,000	16,612,504
Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)†	9,556,000	9,427,413
Baidu Inc. - Sponsored ADR (Internet Software & Services)*	180,000	23,886,000
China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)†	6,278,276	20,219,127
China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	472,600	26,153,684
CNOOC Ltd. - ADR (Oil, Gas & Consumable Fuels)	135,000	28,572,750
Hengan International Group Co., Ltd. (Personal Products)†	3,030,000	31,987,882
Jiangsu Expressway Co., Ltd., Class H (Transportation Infrastructure)*†	13,001,000	12,756,821
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Health Care Equipment & Supplies)†	14,268,000	16,425,018
Tencent Holdings Ltd. (Internet Software & Services)†	956,000	29,921,972
Wumart Stores Inc., Class H (Food & Staples Retailing)†	3,972,000	9,159,457

		236,760,891

Colombia - 2.3%
BanColombia SA - Sponsored ADR (Commercial Banks)	136,220	9,239,803
Ecopetrol SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	460,000	29,762,000

		39,001,803

Egypt - 0.8%
Orascom Construction Industries - GDR (Construction & Engineering)†	316,200	13,943,639

Hong Kong - 2.5%
AIA Group Ltd. (Insurance)†	7,090,000	25,099,411
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,241,100	16,789,025

		41,888,436

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)†	52,300	9,025,831

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

India - 5.4%
Ambuja Cements Ltd. (Construction Materials)†	7,847,400	$22,375,189
Axis Bank Ltd. (Commercial Banks)†	1,046,400	21,868,149
Bajaj Auto Ltd. (Automobiles)†	453,500	13,939,214
Dabur India Ltd. (Personal Products)†	6,672,304	14,151,338
HDFC Bank Ltd. - ADR (Commercial Banks)	499,185	17,137,020

		89,470,910

Indonesia - 5.0%
Astra International Tbk PT (Automobiles)†	2,946,000	22,684,217
Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)†	38,162,000	27,570,997
Semen Gresik Persero Tbk PT (Construction Materials)†	14,210,600	18,753,478
United Tractors Tbk PT (Machinery)†	4,593,000	14,729,973

		83,738,665

Ireland - 1.0%
Dragon Oil PLC (Oil, Gas & Consumable Fuels)†	1,700,000	16,173,808

Italy - 1.0%
Tenaris SA - ADR (Energy Equipment & Services)	414,061	16,227,051

Malaysia - 0.9%
Axiata Group Bhd. (Wireless Telecommunication Services)†	8,986,000	15,760,840

Mexico - 7.5%
America Movil SAB de CV, Series L - ADR (Wireless Telecommunication Services)	1,544,594	41,163,430
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)*	219,700	23,277,215
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Beverages)	258,300	20,989,458
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation Infrastructure)	195,698	16,029,623
Grupo Financiero Banorte SAB de CV, Class O (Commercial Banks)	4,798,840	23,247,435

		124,707,161

Nigeria - 0.9%
Zenith Bank PLC (Commercial Banks)	174,582,485	15,710,759

Panama - 1.4%
Copa Holdings SA, Class A (Airlines)	279,100	22,693,621

Peru - 1.5%
Credicorp Ltd. (Commercial Banks)	192,200	25,160,902

Poland - 1.7%
Bank Pekao SA (Commercial Banks)†	367,261	17,315,911
Kernel Holding SA (Food Products)*†	529,097	11,667,330

		28,983,241

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Russia - 4.1%
Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)†	807,570	$9,311,557
Lukoil OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	512,794	31,459,912
Sberbank of Russia - Sponsored ADR (Commercial Banks)†	2,072,000	26,805,837

		67,577,306

South Africa - 3.9%
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)*†	1,125,500	18,199,554
Impala Platinum Holdings Ltd. (Metals & Mining)†	582,800	11,340,338
SABMiller plc (Beverages)†	572,600	23,945,444
Standard Bank Group Ltd. (Commercial Banks)†	824,034	12,160,829

		65,646,165

South Korea - 4.9%
Amorepacific Corp. (Personal Products)†	16,800	16,125,318
Hankook Tire Co., Ltd. (Auto Components)†	354,000	14,919,407
KB Financial Group Inc. - ADR (Commercial Banks)	258,337	8,765,375
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	34,680	21,169,943
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	105,400	20,111,991

		81,092,034

Sweden - 1.6%
Millicom International Cellular SA - SDR (Wireless Telecommunication Services)†	255,200	27,130,564

Taiwan - 6.0%
Advantech Co., Ltd. (Computers & Peripherals)†	1,258,000	4,256,629
Delta Electronics Inc. (Electronic Equipment, Instruments & Components)†	3,063,751	9,058,649
Hiwin Technologies Corp. (Machinery)†	1,092,000	10,239,428
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)†	11,199,944	35,162,679
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	13,796,637	40,759,193

		99,476,578

Thailand - 3.2%
PTT Exploration & Production pcl (Oil, Gas & Consumable Fuels)†	4,820,200	27,821,973
Siam Commercial Bank pcl (Commercial Banks)†	4,955,300	24,976,189

		52,798,162

Turkey - 2.5%
Arcelik A/S (Household Durables)†	6,661,712	29,193,664
Turkiye Garanti Bankasi A/S (Commercial Banks)*†	3,479,300	12,779,722

		41,973,386

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

United Kingdom - 1.2%
Hikma Pharmaceuticals plc (Pharmaceuticals)†	1,894,353	$19,308,643

Total Common Stocks (Cost $991,480,682)		1,397,835,623

Preferred Stocks - 9.8%

Brazil - 4.5%
Cia de Bebidas das Americas - ADR (Beverages)	1,035,500	43,470,290
Itau Unibanco Holding SA - ADR (Commercial Banks)	1,018,257	15,976,454
Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	305,800	6,776,528
Vale SA - Sponsored ADR (Metals & Mining)	450,000	9,733,500

		75,956,772

Russia - 1.2%
AK Transneft OAO (Oil, Gas & Consumable Fuels)#†	10,600	19,769,472

South Korea - 4.1%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	187,759	67,898,886

Total Preferred Stocks (Cost $ 115,469,680)		163,625,130

Participation Notes - 2.9%

Qatar - 2.2%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Industrial Conglomerates)#^†	537,000	21,533,983
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Commercial Banks)#^†	420,200	15,396,042

		36,930,025

Saudi Arabia - 0.7%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial Services & Supplies)#^†	275,600	11,721,249

Total Participation Notes (Cost $46,559,814)		48,651,274

Cash Equivalent - 4.0%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	67,351,682	67,351,682

Total Cash Equivalent (Cost $67,351,682)		67,351,682

Total Investments - 100.5% (Cost $1,220,861,858)		$1,677,463,709

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt
SDR	Swedish Depository Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

Value

Liabilities, Net of Other Assets - (0.5)%
Dividends and interest receivable	$5,675,378
Foreign currency (cost $5,845,933)	5,905,985
Receivable for investments sold	21,074,043
Receivable for Fund shares sold	1,564,104
Tax reclaim receivable	177,261
Prepaid expenses	13,759
Payable to Investment Adviser	(1,589,685)
Payable for investments purchased	(36,189,710)
Payable for Fund shares redeemed	(1,920,513)
Payable for capital gains tax	(1,536,921)
Other liabilities	(1,430,138)

(8,256,437)

Net Assets - 100%
Advisor Class
Applicable to 34,480,282 outstanding $.001 par value shares (authorized 250,000,000 shares)	$1,669,207,272

Net Asset Value, Offering Price and Redemption Price Per Share	$48.41

Components of Net Assets as of April 30, 2012 were as follows:
Paid-in capital	$1,124,019,714
Accumulated undistributed net investment income	4,981,655
Accumulated net realized gain from investment transactions	83,573,712
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	456,632,191

$1,669,207,272

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles	0.5%
Chemicals	1.1
Commercial Banks	27.9
Commercial Services & Supplies	4.3
Communications Equipment	0.6
Construction & Engineering	4.0
Construction Materials	5.4
Diversified Financial Services	3.4
Diversified Telecommunication Services	1.3
Electric Utilities	1.4
Electrical Equipment	0.6
Food Products	10.1
Household Durables	1.3
Industrial Conglomerates	5.9
Machinery	0.4
Marine	0.5
Media	1.2
Metals & Mining	3.7
Multi-Utilities	1.2
Mutual Funds	1.7
Oil, Gas & Consumable Fuels	10.1
Pharmaceuticals	4.2
Real Estate Management & Development	0.3
Specialty Retail	1.4
Transportation Infrastructure	1.1
Wireless Telecommunication Services	5.6

Total Investments	99.2
Other Assets Less Liabilities	0.8

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Common Stocks - 86.9%

Argentina - 1.5%
Cresud SACIF y A - Sponsored ADR (Food Products)	62,100	$588,708
Molinos Rio de la Plata SA (Food Products)*	90,687	385,355

		974,063

Bangladesh - 3.0%
Lafarge Surma Cement Ltd. (Construction Materials)*	1,206,500	512,808
Power Grid Co. of Bangladesh Ltd. (Electric Utilities)	386,900	325,114
Square Pharmaceuticals Ltd. (Pharmaceuticals)	354,870	1,179,794

		2,017,716

Canada - 0.8%
Petrominerales Ltd. (Oil, Gas & Consumable Fuels)	37,400	547,068

Colombia - 11.2%
BanColombia SA - Sponsored ADR (Commercial Banks)	19,500	1,322,685
Cementos Argos SA - Sponsored ADR (Construction Materials)#†	40,640	1,406,644
Ecopetrol SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	30,800	1,992,760
Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financial Services)#†	35,400	1,283,926
Grupo Odinsa SA (Construction & Engineering)	134,600	724,789
Grupo Odinsa SA - New (Construction & Engineering)#*†	6,573	33,253
Interconexion Electrica SA ESP - ADR (Electric Utilities)#†	3,900	630,681

		7,394,738

Croatia - 0.6%
Ericsson Nikola Tesla (Communications Equipment)†	1,721	375,567

Democratic Republic of Congo - 0.7%
Katanga Mining Ltd. (Metals & Mining)*	534,375	443,570

Egypt - 4.6%
ElSwedy Electric Co. (Electrical Equipment)†	101,338	363,427
Ghabbour Auto (Automobiles)†	106,345	336,701
Orascom Construction Industries - GDR (Construction & Engineering)†	21,950	967,941
Orascom Telecom Holding SAE - GDR, Reg S (Wireless Telecommunication Services)*†	156,069	437,647
Orascom Telecom Media And Technology Holding SAE - GDR (Wireless Telecommunication Services)*†	282,769	332,070
Oriental Weavers (Household Durables)†	184,784	584,437

		3,022,223

Estonia - 0.5%
Tallink Group AS (Marine)*	413,120	348,903

Ghana - 0.9%
Ghana Commercial Bank Ltd. (Commercial Banks)*	586,451	600,435

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)†	789,980	$570,739

Ireland - 1.0%
Dragon Oil PLC (Oil, Gas & Consumable Fuels)†	68,000	646,952

Isle of Man - 0.9%
Zhaikmunai LP - GDR, Reg S (Oil, Gas & Consumable Fuels)*†	52,800	567,288

Jordan - 1.6%
Arab Bank plc (Commercial Banks)†	63,060	727,297
Arab Potash Co. (Chemicals)†	5,993	344,982

		1,072,279

Kazakhstan - 3.0%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Commercial Banks)*†	95,199	642,683
KazMunaiGas Exploration Production JSC - GDR, Reg S (Oil, Gas & Consumable Fuels)†	66,650	1,333,259

		1,975,942

Kenya - 3.8%
Equity Bank Ltd. (Commercial Banks)†	3,200,200	797,514
Nation Media Group Ltd. (Media)†	386,440	775,343
Safaricom Ltd. (Wireless Telecommunication Services)†	23,381,400	926,790

		2,499,647

Lebanon - 0.7%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Commercial Banks)†	68,890	447,817

Malaysia - 0.1%
Steppe Cement Ltd. (Construction Materials)*†	157,320	67,683

Mauritius - 0.4%
Mauritius Commercial Bank (Commercial Banks)	52,280	298,743

Morocco - 2.5%
Douja Promotion Groupe Addoha SA (Real Estate Management & Development)†	25,788	191,100
Managem (Metals & Mining)†	4,752	911,209
Maroc Telecom SA (Diversified Telecommunication Services)†	37,890	580,327

		1,682,636

Nigeria - 8.3%
Access Bank plc (Commercial Banks)	44,721,093	1,668,337
Dangote Cement plc (Construction Materials)	1,010,000	783,095
Dangote Sugar Refinery plc (Food Products)	4,279,170	95,455
Diamond Bank plc (Commercial Banks)*	29,349,692	466,312
First Bank of Nigeria plc (Commercial Banks)	25,185,387	1,597,396

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Nigeria - 8.3% - (continued)
UAC of Nigeria plc (Industrial Conglomerates)	4,248,980	$884,360

		5,494,955

Pakistan - 3.2%
Engro Corp., Ltd. (Chemicals)†	369,692	394,049
MCB Bank Ltd. (Commercial Banks)†	458,961	867,645
Pakistan Petroleum Ltd. (Oil, Gas & Consumable Fuels)†	415,639	868,166

		2,129,860

Peru - 8.2%
Alicorp SA (Food Products)	795,483	2,151,013
Cementos Lima SAA (Construction Materials)	598,880	646,396
Credicorp Ltd. (Commercial Banks)	17,900	2,343,289
Ferreyros SA (Machinery)	266,086	294,251

		5,434,949

Philippines - 1.8%
Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	19,560	1,187,683

Poland - 2.2%
Astarta Holding NV (Food Products)*†	42,220	813,512
Kernel Holding SA (Food Products)*†	29,880	658,896

		1,472,408

Qatar - 7.7%
Commercial Bank of Qatar QSC (Commercial Banks)†	44,630	882,535
Industries Qatar QSC (Industrial Conglomerates)†	43,500	1,743,616
Qatar Electricity & Water Co. (Multi-Utilities)†	20,050	783,058
Qatar National Bank SAQ (Commercial Banks)†	46,357	1,698,161

		5,107,370

Senegal - 0.4%
Sonatel (Diversified Telecommunication Services)	995	250,985

Serbia - 0.2%
Energoprojekt Holding ad Beograd (Industrial Conglomerates)*	22,550	115,504

Slovenia - 1.4%
Gorenje dd (Household Durables)*†	39,020	273,823
Krka dd Novo mesto (Pharmaceuticals)†	9,960	626,487

		900,310

Sri Lanka - 1.2%
John Keells Holdings plc (Industrial Conglomerates)†	490,353	768,571

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Thailand - 4.7%
Home Product Center pcl (Specialty Retail)†	2,071,635	$943,117
PTT Exploration & Production pcl (Oil, Gas & Consumable Fuels)†	126,400	729,575
Siam Commercial Bank pcl (Commercial Banks)†	151,300	762,597
Thai Vegetable Oil pcl (Food Products)†	874,600	662,659

		3,097,948

Trinidad & Tobago - 1.5%
Neal & Massy Holdings Ltd. (Industrial Conglomerates)†	49,970	361,027
Republic Bank Ltd. (Commercial Banks)†	30,452	449,537
Trinidad Cement Ltd. (Construction Materials)*†	600,480	154,775

		965,339

United Arab Emirates - 4.4%
Arabtec Holding Co. (Construction & Engineering)*†	1,020,087	945,286
Depa Ltd. (Commercial Services & Supplies)*	1,472,370	662,567
DP World Ltd. (Transportation Infrastructure)	62,000	710,520
Dubai Financial Market (Diversified Financial Services)*†	1,874,510	575,245

		2,893,618

United Kingdom - 3.0%
Ferrexpo plc (Metals & Mining)†	54,630	259,288
Hikma Pharmaceuticals plc (Pharmaceuticals)†	92,090	938,649
Kazakhmys plc (Metals & Mining)†	58,220	815,951

		2,013,888

Total Common Stocks (Cost $57,007,481)		57,387,397

Participation Notes - 10.6%

Kuwait - 4.1%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/16/15 (Diversified Financial Services)#^†	350,253	409,615
National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Commercial Banks)#^†	593,900	2,265,326

		2,674,941

Saudi Arabia - 6.5%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 11/24/14 (Food Products)#^†	73,809	1,318,615
Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Wireless Telecommu-nication Services)#^†	45,100	832,780
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial Services & Supplies)#^†	50,515	2,148,400

		4,299,795

Total Participation Notes (Cost $6,766,947)		6,974,736

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

	Shares	Value

Warrants - 0.0%

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 5/18/12 (Food Products)#*†	34,520	$16,164

Total Warrants (Cost $2,237)		16,164

Cash Equivalent - 1.7%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	1,108,557	1,108,557

Total Cash Equivalent (Cost $1,108,557)		1,108,557

Total Investments - 99.2% (Cost $64,885,222)		$65,486,854

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.6% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2012 (unaudited) (continued)

Value

Other Assets, Net of Liabilities - 0.8%
Dividends and interest receivable	$539,227
Foreign currency (cost $ 25,427)	25,080
Receivable for investments sold	2,339,041
Receivable for Fund shares sold	30,489
Tax reclaim receivable	3,353
Prepaid expenses	22,503
Payable to Investment Adviser	(79,709)
Payable for investments purchased	(2,179,579)
Payable for Fund shares redeemed	(72,588)
Payable for capital gains tax	(33,770)
Other liabilities	(62,276)

531,771

Net Assets - 100%
Institutional Class
Applicable to 9,310,738 outstanding $.001 par value shares (authorized 200,000,000 shares)	$63,726,738

Net Asset Value, Offering Price and Redemption Price Per Share	$6.84

Investor Class
Applicable to 335,960 outstanding $.001 par value shares (authorized 200,000,000 shares)	$2,291,887

Net Asset Value, Offering Price and Redemption Price Per Share	$6.82

Components of Net Assets as of April 30, 2012 were as follows:
Paid-in capital	$79,006,164
Accumulated undistributed net investment income	417,441
Accumulated net realized loss from investment transactions	(14,006,618)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	601,638

$66,018,625

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2012 (unaudited)

	Global Equity Portfolio	International Equity Portfolio
Investment Income
Interest	$2	$44
Dividends (net of foreign withholding taxes of $96,058 and $1,488,071, respectively)	1,743,223	13,686,961

Total investment income	1,743,225	13,687,005

Expenses
Investment advisory fees (Note 3)	1,072,958	5,116,780
Administration fees (Note 3)	45,155	210,222
Distribution fees, Investor Class	—	274,774
Custody and accounting fees (Note 3)	30,262	142,596
Directors’ fees and expenses (Note 3)	10,881	65,884
Transfer agent fees and expenses (Note 3)	22,203	82,444
Printing and postage fees	8,527	39,368
State registration filing fees	23,318	70,494
Professional fees	27,732	92,374
Shareholder servicing fees (Note 3)	45,251	129,413
Chief compliance and financial officers’ fees and expenses (Note 3)	10,999	40,035
Other fees and expenses	8,389	43,419

Total Expenses	1,305,675	6,307,803

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(159,159)	(19,849)

Net expenses	1,146,516	6,287,954

Net investment income	596,709	7,399,051

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	364,255	(10,085,529)
Foreign currency transactions	(27,020)	(282,722)

Net realized gain (loss)	337,235	(10,368,251)

Change in unrealized appreciation (depreciation) —
Investments	22,320,833	89,597,382
Translation of assets and liabilities denominated in foreign currencies	6,482	83,031

Net change in unrealized appreciation	22,327,315	89,680,413

Net realized and unrealized gain	22,664,550	79,312,162

Net increase in net assets resulting from operations	$23,261,259	$86,711,213

. See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2012 (unaudited)

	International Small Companies Portfolio	Institutional Emerging Markets Portfolio
Investment Income
Interest	$—	$52
Dividends (net of foreign withholding taxes of $52,102, and $344,814, respectively)	547,508	3,937,170

Total investment income	547,508	3,937,222

Expenses
Investment advisory fees (Note 3)	310,495	2,065,278
Administration fees (Note 3)	9,936	66,703
Distribution fees, Investor Class	35,000	—
Custody and accounting fees (Note 3)	19,463	91,749
Directors’ fees and expenses (Note 3)	2,342	17,224
Transfer agent fees and expenses (Note 3)	21,353	18,206
Printing and postage fees	5,923	8,087
State registration filing fees	18,882	13,626
Professional fees	17,715	35,822
Shareholder servicing fees (Note 3)	19,394	1,094
Chief compliance and financial officers’ fees and expenses (Note 3)	6,461	14,232
Other fees and expenses	3,408	12,399

Total Expenses	470,372	2,344,420

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(62,778)	(49,736)

Net expenses	407,594	2,294,684

Net investment income	139,914	1,642,538

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(49,529)	(125,107)
Foreign currency transactions	(11,275)	(90,640)

Net realized loss	(60,804)	(215,747)

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in deferred foreign taxes of $- and $62,817, respectively)	5,249,568	27,245,312
Translation of assets and liabilities denominated in foreign currencies	1,278	5,550

Net change in unrealized appreciation	5,250,846	27,250,862

Net realized and unrealized gain	5,190,042	27,035,115

Net increase in net assets resulting from operations	$5,329,956	$28,677,653

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2012 (unaudited)

	Emerging Markets Portfolio	Frontier Emerging Markets Portfolio
Investment Income
Interest	$120	$—
Dividends (net of foreign withholding taxes of $1,506,690, and $59,733, respectively)	17,258,343	1,372,578

Total investment income	17,258,463	1,372,578

Expenses
Investment advisory fees (Note 3)	9,327,911	607,479
Administration fees (Note 3)	239,622	16,200
Distribution fees, Investor Class	—	2,044
Custody and accounting fees (Note 3)	313,508	83,950
Directors’ fees and expenses (Note 3)	81,984	4,222
Transfer agent fees and expenses (Note 3)	58,645	21,227
Printing and postage fees	161,754	4,791
State registration filing fees	26,975	24,894
Professional fees	119,850	24,581
Shareholder servicing fees (Note 3)	1,843,372	1,119
Chief compliance and financial officers’ fees and expenses (Note 3)	48,958	7,580
Other fees and expenses	54,121	6,716

Total Expenses	12,276,700	804,803

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	—	(23,178)

Net expenses	12,276,700	781,625

Net investment income	4,981,763	590,953

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	103,881,700	(7,455,421)
Foreign currency transactions	(737,635)	(69,520)

Net realized gain (loss)	103,144,065	(7,524,941)

Change in unrealized appreciation (depreciation) —
Investments	10,878,376	9,030,614
Translation of assets and liabilities denominated in foreign currencies	12,997	6,738

Net change in unrealized appreciation	10,891,373	9,037,352

Net realized and unrealized gain	114,035,438	1,512,411

Net increase in net assets resulting from operations	$119,017,201	$2,103,364

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$596,709	$777,945
Net realized gain on investments and foreign currency transactions	337,235	1,157,896
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	22,327,315	(3,080,013)

Net increase (decrease) in net assets resulting from operations	23,261,259	(1,144,172)

Distributions to Shareholders from:
Net investment income
Institutional Class	(684,027)	(276,121)
Advisor Class	(113,542)	(13,880)
Net realized gain from investments and foreign-currency related transactions
Institutional Class	(1,537,529)	(728,148)
Advisor Class	(545,744)	(323,990)

Total distributions to shareholders	(2,880,842)	(1,342,139)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	45,704,211	57,666,639
Advisor Class	10,379,564	35,483,876
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	1,833,323	757,810
Advisor Class	642,691	319,667
Cost of shares redeemed
Institutional Class	(20,164,270)	(14,433,357)
Advisor Class	(8,128,981)	(22,627,479)
Redemption fees
Institutional Class	246	1,922
Advisor Class	1,791	20,283

Net increase in net assets from portfolio share transactions	30,268,575	57,189,361

Net Increase in Net Assets	50,648,992	54,703,050

Net Assets
At beginning of year	205,428,545	150,725,495

At end of period	$256,077,537	$205,428,545

Accumulated Undistributed Net Investment Income Included in Net Assets	$537,574	$738,434

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

International Equity Portfolio
Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011

Increase (Decrease) in Net Assets from Operations
Net investment income	$7,399,051	$10,081,566
Net realized gain (loss) on investments and foreign currency transactions	(10,368,251)	3,738,022
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	89,680,413	(67,252,727)

Net increase (decrease) in net assets resulting from operations	86,711,213	(53,433,139)

Distributions to Shareholders from:
Net investment income
Institutional Class	(8,435,017)	(2,289,138)
Investor Class	(893,072)	(210,939)
Net realized gain (loss) from investments and foreign-currency related transactions
Institutional Class	(2,613,516)	—
Investor Class	(520,125)	—

Total distributions to shareholders	(12,461,730)	(2,500,077)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	507,289,687	599,634,622
Investor Class	71,239,851	201,027,494
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	9,656,302	1,793,340
Investor Class	1,342,486	198,416
Cost of shares redeemed
Institutional Class	(136,476,336)	(84,673,697)
Investor Class	(75,167,685)	(65,395,019)
Redemption fees
Institutional Class	82,203	109,344
Investor Class	22,383	56,300

Net increase in net assets from portfolio share transactions	377,988,891	652,750,800

Net Increase in Net Assets	452,238,374	596,817,584

Net Assets
At beginning of year	1,206,632,321	609,814,737

At end of period	$1,658,870,695	$1,206,632,321

Accumulated Undistributed Net Investment Income Included in Net Assets	$7,399,062	$9,328,100

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

International Small Companies Portfolio
Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011

Increase (Decrease) in Net Assets from Operations
Net investment income	$139,914	$366,374
Net realized gain (loss) on investments and foreign currency transactions	(60,804)	362,866
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	5,250,846	(4,168,855)

Net increase (decrease) in net assets resulting from operations	5,329,956	(3,439,615)

Distributions to Shareholders from:
Net investment income
Institutional Class	(161,662)	—
Investor Class	(173,171)	(47,000)

Total distributions to shareholders	(334,833)	(47,000)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	18,399,423	15,339,181
Investor Class	9,355,787	31,885,145
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	130,767	—
Investor Class	160,271	43,816
Cost of shares redeemed
Institutional Class	(4,698,106)	(708,630)
Investor Class	(11,904,268)	(12,905,747)
Redemption fees
Institutional Class	13,941	1,933
Investor Class	1,715	7,507

Net increase in net assets from portfolio share transactions	11,459,530	33,663,205

Net Increase in Net Assets	16,454,653	30,176,590

Net Assets
At beginning of year	44,141,272	13,964,682

At end of period	$60,595,925	$44,141,272

Accumulated Undistributed Net Investment Income Included in Net Assets	$130,818	$325,737

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Institutional Emerging Markets Portfolio
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,642,538	$4,056,302
Net realized loss on investments and foreign currency transactions	(215,747)	(2,109,246)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	27,250,862	(48,022,367)

Net increase (decrease) in net assets resulting from operations	28,677,653	(46,075,311)

Distributions to Shareholders from:
Net investment income	(3,430,979)	(1,078,916)

Total distributions to shareholders	(3,430,979)	(1,078,916)

Transactions in Shares of Common Stock
Proceeds from sale of shares	101,872,803	171,526,601
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	2,570,787	870,785
Cost of shares redeemed	(71,389,996)	(171,940,753)
Redemption fees	17,862	36,537

Net increase in net assets from portfolio share transactions	33,071,456	493,170

Net Increase (Decrease) in Net Assets	58,318,130	(46,661,057)

Net Assets
At beginning of year	328,712,597	375,373,654

At end of period	$387,030,727	$328,712,597

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,642,529	$3,430,970

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

Emerging Markets Portfolio
Six Months Ended April 30,2012 (unaudited)	Year Ended October 31, 2011

Increase (Decrease) in Net Assets from Operations
Net investment income	$4,981,763	$12,592,512
Net realized gain on investments and foreign currency transactions	103,144,065	36,132,718
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	10,891,373	(242,222,294)

Net increase (decrease) in net assets resulting from operations	119,017,201	(193,497,064)

Distributions to Shareholders from:
Net investment income	(12,198,686)	(8,430,123)

Total distributions to shareholders	(12,198,686)	(8,430,123)

Transactions in Shares of Common Stock
Proceeds from sale of Advisor Class shares	159,597,300	513,900,199
Net Asset Value of Advisor Class shares issued to shareholders upon reinvestment of dividends	11,171,687	7,482,325
Cost of Advisor Class shares redeemed	(302,115,399)	(688,295,547)
Redemption fees	84,684	236,079

Net increase (decrease) in net assets from portfolio share transactions	(131,261,728)	(166,676,944)

Net Decrease in Net Assets	(24,443,213)	(368,604,131)

Net Assets
At beginning of year	1,693,650,485	2,062,254,616

At end of period	$1,669,207,272	$1,693,650,485

Accumulated Undistributed Net Investment Income Included in Net Assets	$4,981,655	$12,198,578

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$590,953	$960,775
Net realized loss on investments and foreign currency transactions	(7,524,941)	(5,439,936)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	9,037,352	(15,959,551)

Net increase (decrease) in net assets resulting from operations	2,103,364	(20,438,712)

Distributions to Shareholders from:
Net investment income
Institutional Class	(485,460)	(146,644)
Investor Class	(4,494)	—

Total distributions to shareholders	(489,954)	(146,644)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	16,163,449	84,190,248
Investor Class	1,142,239	1,441,038
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	413,499	113,054
Investor Class	4,370	—
Cost of shares redeemed
Institutional Class	(56,116,404)	(32,853,959)
Investor Class	(165,861)	(73,004)
Redemption fees
Institutional Class	73,003	13,350
Investor Class	7	595

Net increase (decrease) in net assets from portfolio share transactions	(38,485,698)	52,831,322

Net Increase (Decrease) in Net Assets	(36,872,288)	32,245,966

Net Assets
At beginning of year	102,890,913	70,644,947

At end of period	$66,018,625	$102,890,913

Accumulated Undistributed Net Investment Income Included in Net Assets	$417,441	$316,442

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Institutional Class
	For the Six Months Ended April 30, 2012 (unaudited)		For the Year Ended Oct. 31, 2011	For the Period Ended Oct. 31, 2010 (1)
Per Share Data
Net asset value, beginning of period	$23.38		$23.52	$20.43

Increase in Net Assets from Operations
Net investment income	0.07	(2)	0.12 (2)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.33		(0.04)	3.04

Net increase from investment operations	2.40		0.08	3.14

Distributions to Shareholders from:
Net investment income	(0.10)		(0.06)	(0.05)
Net realized gain from investments	(0.22)		(0.16)	—

Total distributions	(0.32)		(0.22)	(0.05)

Net asset value, end of period	$25.46		$23.38	$23.52

Total Return	10.51	%(A)	0.27%	15.39	%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,508		$147,108	$104,276
Expenses to average net assets (net of fees waived/reimbursed)	0.95	%(B)	1.00%	1.00	%(B)
Net investment income to average net assets	0.60	%(B)	0.48%	0.43	%(B)
Decrease reflected in above expense ratios due to fees waived/reimbursed	0.15	%(B)	0.16%	0.27	%(B)
Portfolio turnover rate	22	%(A)	40%	35	%(A)

(1)	For the period from November 3, 2009 (commencement of class operations) through October 31, 2010.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

Global Equity Portfolio - Advisor Class
For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of period	$23.36		$23.48	$20.27	$15.92	$28.03	$24.04

Increase (Decrease) in Net Assets from Operations
Net investment income	0.04	(1)	0.07 (1)	0.10	0.06	0.12	0.09
Net realized and unrealized gain (loss) on investmentsand foreign currency-related transactions	2.34		(0.02)	3.15	4.38	(10.15)	5.78

Net increase (decrease) from investment operations	2.38		0.05	3.25	4.44	(10.03)	5.87

Distributions to Shareholders from:
Net investment income	(0.05)		(0.01)	(0.04)	(0.09)	(0.08)	(0.08)
Net realized gain from investments	(0.22)		(0.16)	—	—	(2.00)	(1.80)

Total distributions	(0.27)		(0.17)	(0.04)	(0.09)	(2.08)	(1.88)

Net asset value, end of period	$25.47		$23.36	$23.48	$20.27	$15.92	$28.03

Total Return	10.38	%(A)	0.18%	16.07%	28.05%	(38.54)%	26.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,570		$58,320	$46,450	$66,810	$26,208	$39,802
Expenses to average net assets (net of fees waived/reimbursed)	1.20	%(B)	1.18%	1.17%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.34	%(B)	0.31%	0.31%	0.43%	0.51%	0.34%
Decrease reflected in above expense ratios due to fees waived/reimbursed	0.12	%(B)	0.12%	0.24%	0.38%	0.20%	0.18%
Portfolio turnover rate	22	%(A)	40%	35%	31%	38%	16%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

International Equity Portfolio - Institutional Class
For the Six Months Ended Apr. 30, 2012 (unaudited)	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of period	$14.06		$14.51	$12.04	$11.44	$21.71	$18.68

Increase (Decrease) in Net Assets from Operations
Net investment income	0.08	(1)	0.17 (1)	0.08	0.13	0.20	0.14
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.76		(0.56)	2.49	2.86	(8.63)	4.33

Net increase (decrease) from investment operations	0.84		(0.39)	2.57	2.99	(8.43)	4.47

Distributions to Shareholders from:
Net investment income	(0.11)		(0.06)	(0.10)	(0.19)	(0.15)	(0.10)
Net realized gain from investments	(0.04)		—	—	(2.20)	(1.69)	(1.34)

Total distributions	(0.15)		(0.06)	(0.10)	(2.39)	(1.84)	(1.44)

Net asset value, end of period	$14.75		$14.06	$14.51	$12.04	$11.44	$21.71

Total Return	6.13	%(A)	(2.72)%	21.50%	32.77%	(42.33)%	25.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,413,687		$969,139	$493,350	$259,450	$191,450	$390,659
Expenses to average net assets (net of fees waived/reimbursed)	0.85	%(B)	0.86%	0.93%	1.00%	0.98%	0.98%
Net investment income to average net assets	1.16	%(B)	1.13%	0.91%	1.31%	1.05%	0.70%
Decrease reflected in above expense ratios due to fees waived/reimbursed	—%		—%	—%	0.04%	—%	—%
Portfolio turnover rate	10	%(A)	15%	33%	22%	18%	19%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

International Equity Portfolio - Investor Class
For the Six Months Ended Apr. 30, 2012 (unaudited)	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of period	$14.01		$14.47	$12.02	$11.41	$21.66	$18.65

Increase (Decrease) in Net Assets from Operations
Net investment income	0.05	(1)	0.12 (1)	0.09	0.13	0.13	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.76		(0.56)	2.44	2.83	(8.58)	4.32

Net increase (decrease) from investment operations	0.81		(0.44)	2.53	2.96	(8.45)	4.41

Distributions to Shareholders from:
Net investment income	(0.06)		(0.02)	(0.08)	(0.15)	(0.11)	(0.06)
Net realized gain from investments	(0.04)		—	—	(2.20)	(1.69)	(1.34)

Total distributions	(0.10)		(0.02)	(0.08)	(2.35)	(1.80)	(1.40)

Net asset value, end of period	$14.72		$14.01	$14.47	$12.02	$11.41	$21.66

Total Return	5.85	%(A)	(3.02)%	21.18%	32.48%	(42.46)%	24.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,184		$237,494	$116,465	$38,134	$12,122	$16,637
Expenses to average net assets (net of fees waived/reimbursed)	1.25	%(B)	1.25%	1.25%	1.25%	1.23%	1.23%
Net investment income to average net assets	0.66	%(B)	0.79%	0.69%	1.03%	0.81%	0.48%
Decrease reflected in above expense ratios due to fees waived/reimbursed	0.02	%(B)	0.01%	0.07%	0.14%	—%	—%
Portfolio turnover rate	10	%(A)	15%	33%	22%	18%	19%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

International Small Companies Portfolio - Institutional Class
For the Six Months Ended April 30, 2012 (unaudited)	For the Period Ended Oct. 31, 2011(1)

Per Share Data
Net asset value, beginning of period	$10.53		$12.28

Increase (Decrease) in Net Assets from Operations
Net investment income	0.04	(2)	0.03	(2)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.99		(1.78)

Net increase (decrease) from investment operations	1.03		(1.75)

Distributions to Shareholders from:
Net investment income	(0.09)		—

Total distributions	(0.09)		—

Net asset value, end of period	$11.47		$10.53

Total Return	9.93	%(A)	(14.25	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,547		$14,000

Expenses to average net assets (net of fees waived/reimbursed)	1.50	%(B)	1.50	%(B)

Net investment income to average net assets	0.82	%(B)	0.89	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.18	%(B)	1.20	%(B)

Portfolio turnover rate	8	%(A)	12	%(A)

(1)	For the period from June 30, 2011 (commencement of class operations) through October 31, 2011.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

International Small Companies Portfolio - Investor Class
For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Period Ended Oct. 31, 2007(1)

Per Share Data
Net asset value, beginning of period	$10.51		$10.82	$8.92	$5.53	$11.67	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.02	(2)	0.15 (2)	0.05	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.01		(0.43)	1.90	3.40	(6.15)	1.65

Net increase (decrease) from investment operations	1.03		(0.28)	1.95	3.46	(6.04)	1.67

Distributions to Shareholders from:
Net investment income	(0.07)		(0.03)	(0.05)	(0.07)	(0.03)	—
Net realized gain from investments	—		—	—	—	(0.07)	—

Total distributions	(0.07)		(0.03)	(0.05)	(0.07)	(0.10)	—

Net asset value, end of period	$11.47		$10.51	$10.82	$8.92	$5.53	$11.67

Total Return	9.90	%(A)	(2.67)%	21.93%	63.47%	(52.17)%	16.70	%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,049		$30,142	$13,972	$6,215	$2,776	$5,204
Expenses to average net assets (net of fees waived/reimbursed)	1.75	%(B)	1.75%	1.75%	1.75%	1.75%	1.75	%(B)
Net investment income to average net assets	0.37	%(B)	1.29%	0.76%	1.04%	1.22%	0.56	%(B)
Decrease reflected in above expense ratios due to fees waived/reimbursed	0.31	%(B)	0.40%	1.39%	3.46%	2.47%	8.19	%(B)
Portfolio turnover rate	8	%(A)	12%	11%	24%	26%	12	%(A)

(1)	For the period from March 26, 2007 (commencement of class operations) through October 31, 2007.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Institutional Emerging Markets Portfolio
For the Six Months Ended Apr. 30, 2012 (unaudited)	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of period	$15.07		$16.70	$13.29	$9.29	$21.20	$13.42

Increase (Decrease) in Net Assets from Operations
Net investment income	0.07	(1)	0.15 (1)	0.09	0.10	0.44	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.21		(1.74)	3.41	4.27	(11.53)	7.70

Net increase (decrease) from investment operations	1.28		(1.59)	3.50	4.37	(11.09)	7.80

Distributions to Shareholders from:
Net investment income	(0.16)		(0.04)	(0.09)	(0.37)	(0.09)	(0.02)
Net realized gain from investments	—		—	—	—	(0.73)	—

Total distributions	(0.16)		(0.04)	(0.09)	(0.37)	(0.82)	(0.02)

Net asset value, end of period	$16.19		$15.07	$16.70	$13.29	$9.29	$21.20

Total Return	8.69	%(A)	(9.58)%	26.50%	48.92%	(54.33)%	58.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$387,031		$328,713	$375,374	$203,548	$132,037	$245,061
Expenses to average net assets (net of fees waived/reimbursed)	1.30	%(B)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income to average net assets	0.93	%(B)	0.93%	0.74%	0.93%	2.56%	0.72%
Decrease reflected in above expense ratios due to fees waived/reimbursed	0.03	%(B)	0.09%	0.18%	0.25%	0.22%	0.25%
Portfolio turnover rate	31	%(A)	53%	34%	57%	51%	32%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Emerging Markets Portfolio - Advisor Class
For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of period	$45.18		$50.09	$39.64	$27.73	$64.07	$40.67

Increase (Decrease) in Net Assets from Operations
Net investment income	0.14	(1)	0.31 (1)	0.25	0.26	1.12	0.16
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.44		(5.02)	10.33	12.68	(34.06)	23.26

Net increase (decrease) from investment operations	3.58		(4.71)	10.58	12.94	(32.94)	23.42

Distributions to Shareholders from:
Net investment income	(0.35)		(0.20)	(0.13)	(1.03)	(0.12)	(0.02)
Net realized gain from investments	—		—	—	—	(3.28)	—

Total distributions	(0.35)		(0.20)	(0.13)	(1.03)	(3.40)	(0.02)

Net asset value, end of period	$48.41		$45.18	$50.09	$39.64	$27.73	$64.07

Total Return	8.08	%(A)	(9.48)%	26.77%	48.44%	(54.17)%	57.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,669,207		$1,693,650	$2,062,255	$1,540,822	$1,086,124	$2,562,957
Net Expenses to average net assets	1.53	%(B)	1.50%	1.58%	1.64%	1.61%	1.60%
Net investment income to average net assets	0.62	%(B)	0.63%	0.60%	0.56%	2.10%	0.36%
Portfolio turnover rate	24	%(A)	33%	25%	48%	46%	29%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Frontier Emerging Markets Portfolio - Institutional Class
For the Six Months Ended Apr. 30, 2012 (unaudited)	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Period Ended Oct. 31, 2008(1)

Per Share Data
Net asset value, beginning of period	$6.57		$7.88	$6.29	$4.98	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.05	(2)	0.07 (2)	0.03	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.25		(1.37)	1.65	1.26	(5.03)

Net increase (decrease) from investment operations	0.30		(1.30)	1.68	1.33	(5.02)

Distributions to Shareholders from:
Net investment income	(0.03)		(0.01)	(0.09)	(0.02)	—

Total distributions	(0.03)		(0.01)	(0.09)	(0.02)	—

Net asset value, end of period	$6.84		$6.57	$7.88	$6.29	$4.98

Total Return	4.64	%(A)	(16.49)%	27.04%	26.71%	(50.20	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,727		$101,666	$70,645	$9,071	$4,875
Expenses to average net assets (net of fees waived/reimbursed)	1.92	%(B)	1.87%	2.00%	2.00%	2.00	%(B)
Net investment income to average net assets	1.44	%(B)	0.89%	(0.08)%	1.39%	0.42	%(B)
Decrease reflected in above expense ratios due to fees waived/reimbursed	—%		—%	0.37%	2.08%	6.92	%(B)
Portfolio turnover rate	40	%(A)	23%	17%	55%	1	%(A)

(1)	For the period from May 27, 2008 (commencement of class operations) through October 31, 2008.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

Frontier Emerging Markets Portfolio- Investor Class
For the Six Months Ended Apr. 30, 2012 (unaudited)	For the Period Ended Oct. 31, 2011(1)

Per Share Data
Net asset value, beginning of period	$6.55		$7.84

Increase (Decrease) in Net Assets from Operations
Net investment income	0.09	(2)	0.04	(2)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.20		(1.33)

Net increase (decrease) from investment operations	0.29		(1.29)

Distributions to Shareholders from:
Net investment income	(0.02)		—

Total Distributions	(0.02)		—

Net asset value, end of period	$6.82		$6.55

Total Return	4.51	%(A)	(16.45	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,292		$1,225
Expenses to average net assets (net of fees waived/reimbursed)	2.25	%(B)	2.25	%(B)
Net investment income to average net assets	2.87	%(B)	0.75	%(B)
Decrease reflected in above expense ratios due to fees waived/reimbursed	2.84	%(B)	6.81	%(B)
Portfolio turnover rate	40	%(A)	23	%(A)

(1)	For the period from December 31, 2010 (commencement of class operations) through October 31, 2011.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of April 30, 2012 (individually “Portfolio”, collectively, “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States

International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States

International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States

Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	October 17, 2005	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

*

International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, securities priced higher or lower than their closing market price would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Statements of Net Assets as securities valued at “fair value” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. Other than transfers between Level 1 and Level 2 related to the daily fair value pricing of certain foreign equity securities described above, at April 30, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on October 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2012 in valuing the Portfolios’ investments. Please refer to each Portfolio’s Statement of Net Assets to view individual securities classified by industry type and country.

Global Equity

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$155,659 ,136	$89,140,329	$—	$244,799,465
Cash Equivalents	10,671,846	—	—	10,671,846

Total Investments	$166,330,982	$89,140,329	$—	$255,471,311

International Equity

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$381,650,553	$1,162,949,896	$—	$1,544,600,449
Preferred Stocks	32,819,314	19,307,311	—	52,126,625
Cash Equivalents	84,981,154	—	—	84,981,154

Total Investments	$499,451,021	$1,182,257,207	$—	$1,681,708,228

International Small Companies

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,672,500	$56,984,756	$—	$58,657,256
Preferred Stocks	—	1,048,390	—	1,048,390
Warrants	16,196	—	—	16,196
Cash Equivalents	742,360	—	—	742,360

Total Investments	$2,431,056	$58,033,146	$—	$60,464,202

Institutional Emerging Markets

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$118,650,350	$195,336,387	$—	$313,986,737
Preferred Stocks	27,489,611	20,326,774	—	47,816,385
Participation Notes	—	11,167,506	—	11,167,506
Cash Equivalents	15,399,157	—	—	15,399,157

Total Investments	$161,539,118	$226,830,667	$—	$388,369,785

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Emerging Markets

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$554,699,528	$843,136,095	$—	$1,397,835,623
Preferred Stocks	75,956,772	87,668,358	—	163,625,130
Participation Notes	—	48,651,274	—	48,651,274
Cash Equivalents	67,351,682	—	—	67,351,682

Total Investments	$698,007,982	$979,455,727	$—	$1,677,463,709

Frontier Emerging Markets

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$23,127,895	$34,259,502	$—	$57,387,397
Participation Notes	—	6,974,736	—	6,974,736
Warrants	—	16,164	—	16,164
Cash Equivalents	1,108,557	—	—	1,108,557

Total Investments	$24,236,452	$41,250,402	$—	$65,486,854

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either based on their average daily net assets or by other equitable measures. Pursuant to the Fund’s multiple-class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the “Agreement”) with the Investment Adviser. Advisory fees are computed daily and paid monthly based on the average daily net assets of each Portfolio. The Investment Adviser has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that aggregate expenses, excluding certain non-operating expenses, exceed certain annual rates of the average daily net assets of each class.

Beginning November 1, 2011 and through December 31, 2012, the following annualized advisory fees and contractual expense limits are in effect:

Portfolio	Advisory Fees on assets up to $1 billion	Advisory Fees on assets over $1 billion	Contractual Expense Limit
Global Equity – Institutional Class	0.95%	0.93%	0.95%
Global Equity – Advisor Class	0.95%	0.93%	1.25%
International Equity – Institutional Class	0.75%	0.73%	1.00%
International Equity – Investor Class	0.75%	0.73%	1.25%
International Small Companies – Institutional Class	1.25%	1.23%	1.50%
International Small Companies – Investor Class	1.25%	1.23%	1.75%
Institutional Emerging Markets	1.17%	1.15%	1.30%
Emerging Markets – Advisor Class	1.17%	1.15%	1.75%
Frontier Emerging Markets – Institutional Class	1.50%	1.48%	2.00%
Frontier Emerging Markets – Investor Class	1.50%	1.48%	2.25%

For the period ended April 30, 2012, the Investment Adviser waived and/or reimbursed the following amounts pursuant to the contractual expense limits described above:

Portfolio	Fees waived and/or reimbursed by the Investment Adviser
Global Equity – Institutional Class	$124,399
Global Equity – Advisor Class	34,760
International Equity – Investor Class	19,849
International Small Companies – Institutional Class	19,063
International Small Companies – Investor Class	43,715
Institutional Emerging Markets	49,736
Frontier Emerging Markets – Investor Class	23,178

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

3. Significant Agreements and Transactions with Affiliates (continued)

The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

Foreside Compliance Services, LLC (“FCS”) provides an individual to serve as chief compliance officer of the Fund. Foreside Management Services, LLC (“FMS”) provides an individual to serve as chief financial officer and treasurer of the Fund. Fees paid to FCS and FMS are shown as “Chief compliance and financial officers’ fees and expenses” on the Statements of Operations.

The Fund has adopted an Amended Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Investor Class of each of the International Equity, International Small Companies and Frontier Emerging Markets Portfolios may pay underwriters, distributors, dealers or brokers a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Investor Class shares for services or expenses arising in connection with activities primarily intended to result in the sale of Investor Class shares of the Portfolios.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary an annual rate of up to 0.25% of its average daily net assets attributable to that intermediary (subject to the contractual expense limits described above). The balance of the intermediaries’ fees, after payments made pursuant to the Distribution Plan, if applicable, is paid by the Investment Adviser. Because of the contractual expense limits on certain Portfolios’ fees and expenses, the Investment Adviser paid a portion of the Portfolios’ share of these fees during the period ended April 30, 2012.

4. Class Specific Expenses

Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. If an expense is incurred at the Portfolio level, it is generally apportioned among the classes of that Portfolio based upon relative net assets of each respective class. Certain expenses are incurred at the class level and charged only to that particular class of shares. These expenses may be class specific (i.e. Distribution fees charged only to a particular share class) or they may be identifiable to a particular class (i.e. the costs related to printing and mailing shareholder reports to shareholders of a particular class). Class specific expenses for Portfolios with multiple active classes of shares are shown in the table below.

Portfolio	Distribution Fees	State Registration and Filing Fees	Printing and Postage Fees	Transfer Agent Fees and Expenses	Shareholder Servicing Fees
Global Equity – Institutional Class	$—	$12,380	$3,019	$10,837	$—
Global Equity – Advisor Class	—	10,938	5,508	11,366	45,251
International Equity – Institutional Class	—	44,642	17,118	50,482	2,610
International Equity – Investor Class	274,774	25,852	22,250	31,962	126,803
International Small Companies –
Institutional Class	—	9,333	1,363	9,613	—
International Small Companies – Investor Class	35,000	9,549	4,560	11,740	19,394
Frontier Emerging Markets – Institutional Class	—	13,676	3,374	10,865	—
Frontier Emerging Markets – Investor Class	2,044	11,218	1,417	10,362	1,119

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2012, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$ 73,389,876	$ 47,625,456
International Equity	468,955,799	131,508,779
International Small Companies	15,526,440	3,802,448
Institutional Emerging Markets	129,846,286	107,431,112
Emerging Markets	386,509,453	542,276,445
Frontier Emerging Markets	32,225,189	69,996,146

6. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments at April 30, 2012, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$ 47,806,638	$ (2,890,170)	$ 44,916,468	$ 210,554,843
International Equity	211,600,201	(57,410,427)	154,189,774	1,527,518,454
International Small Companies	6,210,539	(3,167,300)	3,043,239	57,420,963
Institutional Emerging Markets	72,640,358	(11,929,165)	60,711,193	327,658,592
Emerging Markets	470,218,123	(23,436,800)	446,781,323	1,230,682,386
Frontier Emerging Markets	6,579,493	(8,109,176)	(1,529,683)	67,016,537

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets and Frontier Emerging Markets was $12,506, $78,950, $1,134, $(15,813), $30,340 and $6, respectively, at April 30, 2012.

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes therefore, no federal income tax provision is required.

Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2011 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2009; October 31, 2010; October 31, 2011) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States, the State of New Jersey and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

During the year ended October 31, 2011, distributions paid from ordinary income on a tax basis were $290,000, $2,500,077, $47,000, $1,078,916, $8,430,123 and $146,644 for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets, and Frontier Emerging Markets, respectively.

During the year ended October 31, 2011, distributions paid from long-term capital gains on a tax basis were $1,052,137 for Global Equity.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

6. Income Tax (continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment, or in the Fund’s case, on November 1, 2011. Under the Act, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

At October 31, 2011, Institutional Emerging Markets had $8,577,340 available as pre-enactment capital loss carryforwards which expire in 2016. Institutional Emerging Markets, Emerging Markets and Frontier Emerging Markets had $29,793,794, $8,689,218 and $1,252,470, respectively, available as pre-enactment capital loss carryforwards which expire in 2017. International Small Companies had $197,097 available as pre-enactment capital loss carryforwards which expire in 2018. Institutional Emerging Markets and Frontier Emerging Markets had $3,834,973 and $4,237,229, respectively, available as pre-enactment capital loss carryforwards which expire in 2019.

7. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2012.

8. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

9. Capital Share Transactions

Transactions in capital stock for Global Equity - Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,907,846	$45,704,211	2,418,120	$57,666,639
Shares issued upon reinvestment of dividends	85,390	1,833,323	31,276	757,810

	1,993,236	47,537,534	2,449,396	58,424,449
Shares redeemed	(842,699)	(20,164,270)	(590,237)	(14,433,357)

Net increase	1,150,537	$27,373,264	1,859,159	$43,991,092

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

9. Capital Share Transactions (continued)

Transactions in capital stock for Global Equity - Advisor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	431,089	$10,379,564	1,435,477	$35,483,876
Shares issued upon reinvestment of dividends	29,907	642,691	13,193	319,667

	460,996	11,022,255	1,448,670	35,803,543
Shares redeemed	(343,485)	(8,128,981)	(930,560)	(22,627,479)

Net increase	117,511	$2,893,274	518,110	$13,176,064

Transactions in capital stock for International Equity - Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	35,822,994	$507,289,687	40,523,413	$599,634,622
Shares issued upon reinvestment of dividends	756,764	9,656,302	121,911	1,793,340

	36,579,758	516,945,989	40,645,324	601,427,962
Shares redeemed	(9,648,385)	(136,476,336)	(5,748,378)	(84,673,697)

Net increase	26,931,373	$380,469,653	34,896,946	$516,754,265

Transactions in capital stock for International Equity - Investor Class were as follows for the periods indicated:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	5,037,218	$71,239,851	13,439,479	$201,027,494
Shares issued upon reinvestment of dividends	105,293	1,342,486	13,495	198,416

	5,142,511	72,582,337	13,452,974	201,225,910
Shares redeemed	(5,439,546)	(75,167,685)	(4,547,245)	(65,395,019)

Net increase (decrease)	(297,035)	$(2,585,348)	8,905,729	$135,830,891

Transactions in capital stock for International Small Companies - Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2012		Period From June 30, 2011 to October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,797,535	$18,399,423	1,398,064	$15,339,181
Shares issued upon reinvestment of dividends	13,956	130,767	—	—

	1,811,491	18,530,190	1,398,064	15,339,181
Shares redeemed	(478,804)	(4,698,106)	(68,030)	(708,630)

Net increase	1,332,687	$13,832,084	1,330,034	$14,630,551

Transactions in capital stock for International Small Companies - Investor Class were as follows for the periods indicated:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	922,777	$9,355,787	2,720,512	$31,885,145
Shares issued upon reinvestment of dividends	17,086	160,271	3,951	43,816

	939,863	9,516,058	2,724,463	31,928,961
Shares redeemed	(1,186,319)	(11,904,268)	(1,147,689)	(12,905,747)

Net increase (decrease)	(246,456)	$(2,388,210)	1,576,774	$19,023,214

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

9. Capital Share Transactions (continued)

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	6,628,478	$101,872,803	10,378,951	$171,526,601
Shares issued upon reinvestment of dividends	187,375	2,570,787	51,925	870,785

	6,815,853	104,443,590	10,430,876	172,397,386
Shares redeemed	(4,726,409)	(71,389,996)	(11,094,796)	(171,940,753)

Net increase (decrease)	2,089,444	$33,053,594	(663,920)	$456,633

Transactions in capital stock for Emerging Markets - Advisor Class were as follows for the periods indicated:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,443,134	$159,597,300	10,415,119	$513,900,199
Shares issued upon reinvestment of dividends	272,549	11,171,687	148,894	7,482,325

	3,715,683	170,768,987	10,564,013	521,382,524
Shares redeemed	(6,726,229)	(302,115,399)	(14,243,856)	(688,295,547)

Net decrease	(3,010,546)	$(131,346,412)	(3,679,843)	$(166,913,023)

Transactions in capital stock for Frontier Emerging Markets - Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	2,470,800	$16,163,449	11,007,881	$84,190,248
Shares issued upon reinvestment of dividends	67,787	413,499	14,576	113,054

	2,538,587	16,576,948	11,022,457	84,303,302
Shares redeemed	(8,705,095)	(56,116,404)	(4,506,525)	(32,853,959)

Net increase (decrease)	(6,166,508)	$(39,539,456)	6,515,932	$51,449,343

Transactions in capital stock for Frontier Emerging Markets - Investor Class were as follows for the periods indicated:
	Six Months Ended April 30, 2012		Period From December 31, 2010 to October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	173,406	$1,142,239	197,456	$1,441,038
Shares issued upon reinvestment of dividends	719	4,370	—	—

	174,125	1,146,609	197,456	1,441,038
Shares redeemed	(25,273)	(165,861)	(10,348)	(73,004)

Net increase	148,852	$980,748	187,108	$1,368,034

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the periods ended April 30, 2012 and October 31, 2011, the Portfolios received redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

10. Concentration of Ownership

At April 30, 2012, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	3	60.12%*
International Equity	2	41.30%*
International Small Companies	2	54.49%*
Institutional Emerging Markets	2	45.18%*
Emerging Markets	3	79.86%*
Frontier Emerging Markets	2	38.49%*

*    Includes omnibus positions of broker-dealers representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

11. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its net assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At April 30, 2012, the Portfolio’s investment in the Commercial Banking industry amounted to 27.9% of net assets.

12. Line of Credit

The Fund has a $100 million line of credit agreement with Northern Trust ($50 million prior to March 9, 2012). Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate, and collateral requirements apply, there is no assurance that an individual Portfolio will have access to the entire $100 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a facility fee is computed at an annual rate of 0.10% on the line of credit and is allocated among the Portfolios. For the period ended April 30, 2012, Institutional Emerging Markets Portfolio had an outstanding balance on four days with a maximum balance of $1,600,000 at an average weighted interest rate of 1.75%, Emerging Markets Portfolio had an outstanding balance on four days with a maximum balance of $2,500,000 at an average weighted interest rate of 1.75% and Frontier Emerging Markets Portfolio had an outstanding balance on twenty-six days with a maximum balance of $10,000,000 at an average weighted interest rate of 1.75%.

13. Recently Issued Accounting Pronouncements

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011- 04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011- 04 is for interim and annual periods beginning after December 15, 2012. At this time, management is evaluating the implications of this requirement and the impact it will have on the Fund’s financial statement disclosures.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2012 (unaudited)

14. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Harding, Loevner Funds, Inc.

Privacy Notice

(unaudited)

HARDING, LOEVNER FUNDS, INC. (THE “FUND”)

PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

•

Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

•	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is (800) SEC-0330. Additionally, they are available upon request by calling (877) 435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling (877) 435-8105 or on the SEC’s website at www.sec.gov.

Additional Information

The Adviser updates Fact Sheets for the Portfolios each calendar quarter, which are posted to the Fund’s website - www.hardingloevnerfunds.com. This information, along with the Adviser’s commentaries on its various strategies, is available without charge, upon request, by calling (877) 435-8105.

Harding, Loevner Funds, Inc.

Directors and Principal Officers

OFFICERS AND DIRECTORS

David R. Loevner

Director, Chairman of the Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Richard Reiter

President of the Funds

Charles S. Todd

Chief Financial Officer and Treasurer of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Owen T. Meacham

Secretary of the Funds

Patrick Keniston

Anti-Money Laundering Compliance Officer of the Funds

Thomas A. Dula

Assistant Treasurer of the Funds

Marcia Lucas

Assistant Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Harding, Loevner Funds, Inc.

Investment Adviser

Harding Loevner LP
400 Crossing Blvd, Fourth Floor
Bridgewater, NJ 08807

Administrator, Custodian, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

Independent Registered Accounting Firm

KPMG LLP
303 East Wacker Drive
Chicago, IL 60601

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.    Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.    Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Exhibit 99.CERT: Section 302 Certifications.

(b)	Exhibit 99.906 CERT: Section 906 Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ Richard T. Reiter
Richard T. Reiter, President and Chief Executive Officer

Date: July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard T. Reiter
Richard T. Reiter, President and Chief Executive Officer

Date: July 5, 2012

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer and Chief Financial Officer

Date: July 5, 2012